Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Balance	$ 20,703,996		$ 18,818,108
Additions	2,597,084		9,250,538
Disposals			(7,364,650)
Balance	23,301,080		20,703,996
Balance	11,239,664		6,264,700
Charge for the year	2,625,508		442,779
Acc.depn on disposals			4,532,185
Balance	13,865,172		11,239,664
Balance	9,464,332	[1]	12,553,408
Balance	9,435,908		9,464,332	[1]
Land [Member]
Property, Plant and Equipment [Line Items]
Balance	1,208,949
Additions	687,343	[2]	1,208,949
Balance	1,896,292		1,208,949
Balance	1,208,949
Balance	1,896,292		1,208,949
Plant [Member]
Property, Plant and Equipment [Line Items]
Balance	2,132,511
Additions	252,176		2,132,511
Balance	2,384,687		2,132,511
Balance	71,907
Charge for the year	454,171		71,907
Balance	526,078		71,907
Balance	2,060,604
Balance	1,858,609		2,060,604
Equipment [Member]
Property, Plant and Equipment [Line Items]
Balance	17,229,228		18,684,800
Additions	1,657,565		5,909,078
Disposals			(7,364,650)
Balance	18,886,793		17,229,228
Balance	11,082,654		6,228,200
Charge for the year	2,135,235		322,269
Acc.depn on disposals			4,532,185
Balance	13,217,889		11,082,654
Balance	6,146,573		12,456,600
Balance	5,668,903		6,146,573
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance	133,308		133,308
Balance	133,308		133,308
Balance	85,103		36,500
Charge for the year	36,102		48,603
Balance	121,205		85,103
Balance	48,206		96,808
Balance	$ 12,104		$ 48,206

[1]	The difference from the balance at the end of 2023 is $1,235, which is caused by a different depreciation method from the reclassification of a $24,700 fixed asset.
[2]	The additions to property of $ 687,343 represent the acquisition cost of the Wisconsin property which is awaiting rezoning approvals for development as a mining center.